UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	December 31, 2020

Item 1.

Reports to Stockholders

Fidelity Advisor® Mid Cap II Fund

Annual Report

December 31, 2020

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Proxy Voting Results

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended December 31, 2020	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 5.75% sales charge)	11.54%	9.40%	8.49%
Class M (incl. 3.50% sales charge)	13.92%	9.65%	8.50%
Class C (incl. contingent deferred sales charge)	16.36%	9.84%	8.31%
Class I	18.68%	11.02%	9.43%
Class Z	18.84%	11.16%	9.54%

 Class C shares' contingent deferred sales charges included in the past one year, past five years and past ten years total return figures are 1%, 0% and 0%, respectively.

 The initial offering of Class Z shares took place on August 13, 2013. Returns prior to August 13, 2013, are those of Class I.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor® Mid Cap II Fund - Class A on December 31, 2010, and the current 5.75% sales charge was paid.

The chart shows how the value of your investment would have changed, and also shows how the S&P MidCap 400® Index performed over the same period.

Period Ending Values
$22,596	Fidelity Advisor® Mid Cap II Fund - Class A
$29,724	S&P MidCap 400® Index

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 18.40% in 2020, a highly volatile and unpredictable year that will be remembered by most investors for the impact of the coronavirus pandemic. The early-2020 outbreak and spread of COVID-19 resulted in stocks suffering one of the quickest declines on record, through March 23, followed by a historic rebound that culminated with the index closing the year at an all-time high. The crisis and containment efforts caused broad contraction in economic activity, along with extreme uncertainty and dislocation in financial markets. A rapid and expansive U.S. monetary/fiscal-policy response partially offset the economic disruption and fueled the market surge, as did resilient corporate earnings and the potential for a COVID-19 vaccine breakthrough. The rally slowed in early September, when the S&P 500 began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as concerns about election uncertainty, indications the U.S. economic recovery was stalling and a new wave of COVID-19 cases. November (+11%) was a much different story, however, as investors reacted favorably to election results. The momentum continued in December (+4%), driven by regulatory approvals for two COVID-19 vaccines in the U.S. By sector for the full year, information technology (+44%) and consumer discretionary (+33%) led the way, boosted by a handful of large growth stocks. In contrast, energy shares (-34%) struggled along with global oil demand and pricing.

Comments from Co-Managers Thomas Allen and Daniel Sherwood:  For the year ending December 31, 2020, the fund's share classes (excluding sales charges, if applicable) gained about 17% to 19%, outperforming the 13.66% advance of the benchmark S&P MidCap 400 Index. Versus the benchmark, security selection was the primary contributor, especially within the industrials sector. Strong picks in communication services, primarily driven by the media & entertainment industry, also helped. Further bolstering performance were stock picks in utilities. The fund's top individual relative contributor was an outsized stake in Sunrun, which gained roughly 400% the past 12 months and was among the biggest holdings as of December 31. The fund's non-benchmark stake in Activision Blizzard gained about 56% and added value in 2020 as well, though we decreased our stake in the company during the period. Another key relative contributor was an out-of-benchmark stake in Samsung SDI (+183%). In contrast, the biggest detractor from performance versus the benchmark was security selection in health care. An overweighting in energy, along with investment choices among financials stocks, also hindered the fund's relative result. Not owning Etsy, a benchmark component that gained roughly 152%, was the largest individual relative detractor. Our second-largest relative detractor this period was avoiding West Pharmaceutical Services, a benchmark component that gained roughly 41% the past year. Lastly, not owning Dominos Pizza, a benchmark component that gained 29%, also hurt performance. Notable changes in positioning include increased exposure to the consumer discretionary sector and a lower allocation to consumer staples.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Investment Summary (Unaudited)

Top Ten Stocks as of December 31, 2020

% of fund's net assets
Deckers Outdoor Corp.	2.2
Activision Blizzard, Inc.	1.7
Sunrun, Inc.	1.6
Generac Holdings, Inc.	1.6
The AES Corp.	1.5
Caesars Entertainment, Inc.	1.4
ITT, Inc.	1.4
SolarEdge Technologies, Inc.	1.3
Churchill Downs, Inc.	1.3
Samsung SDI Co. Ltd.	1.3
15.3

Top Five Market Sectors as of December 31, 2020

% of fund's net assets
Information Technology	17.7
Industrials	15.0
Consumer Discretionary	14.7
Financials	13.0
Health Care	8.5

Asset Allocation (% of fund's net assets)

As of December 31, 2020 *
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

 * Foreign investments - 14.9%

Schedule of Investments December 31, 2020

Showing Percentage of Net Assets

Common Stocks - 98.4%
	Shares	Value
COMMUNICATION SERVICES - 5.1%
Entertainment - 3.1%
Activision Blizzard, Inc.	268,540	$24,933,939
Cinemark Holdings, Inc.	118,400	2,061,344
Electronic Arts, Inc.	111,310	15,984,116
Live Nation Entertainment, Inc. (a)	47,500	3,490,300
		46,469,699
Interactive Media & Services - 1.2%
InterActiveCorp (a)	39,300	7,441,455
Match Group, Inc. (a)	66,631	10,073,941
		17,515,396
Media - 0.8%
Interpublic Group of Companies, Inc.	369,794	8,697,555
The New York Times Co. Class A	49,010	2,537,248
		11,234,803

TOTAL COMMUNICATION SERVICES		75,219,898

CONSUMER DISCRETIONARY - 14.7%
Automobiles - 0.5%
Harley-Davidson, Inc.	209,800	7,699,660
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (a)	78,700	7,327,757
Hotels, Restaurants & Leisure - 6.2%
ARAMARK Holdings Corp.	213,000	8,196,240
Caesars Entertainment, Inc. (a)	284,649	21,140,881
Churchill Downs, Inc.	96,100	18,719,319
Dine Brands Global, Inc.	47,366	2,747,228
Hilton Grand Vacations, Inc. (a)	192,000	6,019,200
Jubilant Foodworks Ltd.	26,496	1,012,318
Marriott International, Inc. Class A	22,800	3,007,776
Noodles & Co. (a)(b)	563,300	4,450,070
Penn National Gaming, Inc. (a)	164,800	14,233,776
Planet Fitness, Inc. (a)	59,200	4,595,696
Vail Resorts, Inc.	26,900	7,504,024
		91,626,528
Household Durables - 1.4%
KB Home	71,000	2,379,920
NVR, Inc. (a)	1,190	4,855,033
Taylor Morrison Home Corp. (a)	375,500	9,631,575
Toll Brothers, Inc.	88,300	3,838,401
		20,704,929
Internet & Direct Marketing Retail - 0.9%
Naspers Ltd. Class N	6,000	1,228,648
Revolve Group, Inc. (a)	121,200	3,777,804
The Booking Holdings, Inc. (a)	3,800	8,463,626
		13,470,078
Leisure Products - 0.4%
YETI Holdings, Inc. (a)(b)	77,100	5,279,037
Multiline Retail - 0.4%
Dollar Tree, Inc. (a)	62,400	6,741,696
Specialty Retail - 1.7%
Five Below, Inc. (a)	71,200	12,458,576
Williams-Sonoma, Inc.	133,200	13,565,088
		26,023,664
Textiles, Apparel & Luxury Goods - 2.7%
Capri Holdings Ltd. (a)	83,100	3,490,200
Deckers Outdoor Corp. (a)	115,375	33,087,238
PVH Corp.	41,100	3,858,879
		40,436,317

TOTAL CONSUMER DISCRETIONARY		219,309,666

CONSUMER STAPLES - 5.1%
Beverages - 0.7%
C&C Group PLC (United Kingdom)	1,695,904	5,276,063
Monster Beverage Corp. (a)	49,300	4,559,264
		9,835,327
Food & Staples Retailing - 2.4%
BJ's Wholesale Club Holdings, Inc. (a)	327,400	12,205,472
Performance Food Group Co. (a)	268,512	12,783,856
U.S. Foods Holding Corp. (a)	334,700	11,148,857
		36,138,185
Food Products - 1.1%
Nomad Foods Ltd. (a)	648,500	16,484,870
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	174,500	13,782,010

TOTAL CONSUMER STAPLES		76,240,392

ENERGY - 1.5%
Energy Equipment & Services - 0.1%
Baker Hughes Co. Class A	76,000	1,584,600
Oil, Gas & Consumable Fuels - 1.4%
Cabot Oil & Gas Corp.	142,500	2,319,900
Cheniere Energy, Inc. (a)	74,500	4,472,235
Hess Corp.	56,900	3,003,751
Magnolia Oil & Gas Corp. Class A (a)	140,300	990,518
New Fortress Energy LLC	92,214	4,941,748
Pioneer Natural Resources Co.	10,500	1,195,845
World Fuel Services Corp.	103,200	3,215,712
		20,139,709

TOTAL ENERGY		21,724,309

FINANCIALS - 13.0%
Banks - 4.8%
Atlantic Union Bankshares Corp.	88,800	2,925,072
BankUnited, Inc.	156,835	5,454,721
Comerica, Inc.	54,500	3,044,370
CVB Financial Corp.	229,251	4,470,395
First Horizon National Corp.	675,000	8,613,000
First Republic Bank	26,600	3,908,338
Huntington Bancshares, Inc.	578,657	7,308,438
KeyCorp	262,600	4,309,266
M&T Bank Corp.	64,400	8,198,120
Signature Bank	93,100	12,595,499
Wintrust Financial Corp.	163,500	9,988,215
		70,815,434
Capital Markets - 1.6%
Ameriprise Financial, Inc.	52,687	10,238,665
Raymond James Financial, Inc.	107,724	10,305,955
TMX Group Ltd.	36,400	3,635,711
		24,180,331
Consumer Finance - 0.8%
Capital One Financial Corp.	49,100	4,853,535
Synchrony Financial	178,100	6,181,851
		11,035,386
Diversified Financial Services - 0.1%
Skillz, Inc. (a)(b)	97,200	1,944,000
Insurance - 5.2%
Assurant, Inc.	60,800	8,282,176
Chubb Ltd.	46,793	7,202,379
eHealth, Inc. (a)	45,800	3,233,938
GoHealth, Inc. (a)	145,800	1,991,628
Hartford Financial Services Group, Inc.	145,600	7,131,488
Hiscox Ltd. (a)	266,995	3,629,250
Old Republic International Corp.	650,700	12,825,297
Primerica, Inc.	109,658	14,686,496
Reinsurance Group of America, Inc.	74,791	8,668,277
RenaissanceRe Holdings Ltd.	55,800	9,252,756
		76,903,685
Thrifts & Mortgage Finance - 0.5%
Essent Group Ltd.	181,729	7,850,693

TOTAL FINANCIALS		192,729,529

HEALTH CARE - 8.5%
Biotechnology - 1.2%
Argenx SE ADR (a)	10,200	2,999,718
FibroGen, Inc. (a)	92,800	3,441,952
Neurocrine Biosciences, Inc. (a)	24,800	2,377,080
Regeneron Pharmaceuticals, Inc. (a)	5,100	2,463,861
Sarepta Therapeutics, Inc. (a)	38,000	6,478,620
		17,761,231
Health Care Equipment & Supplies - 3.1%
Boston Scientific Corp. (a)	153,610	5,522,280
Hologic, Inc. (a)	169,879	12,372,288
ResMed, Inc.	21,427	4,554,523
Tandem Diabetes Care, Inc. (a)	40,000	3,827,200
The Cooper Companies, Inc.	15,039	5,463,969
Zimmer Biomet Holdings, Inc.	94,800	14,607,732
		46,347,992
Health Care Providers & Services - 2.0%
Centene Corp. (a)	108,900	6,537,267
HealthEquity, Inc. (a)	53,600	3,736,456
Molina Healthcare, Inc. (a)	70,800	15,057,744
Universal Health Services, Inc. Class B	29,800	4,097,500
		29,428,967
Health Care Technology - 0.5%
Change Healthcare, Inc. (a)	399,200	7,445,080
Life Sciences Tools & Services - 1.6%
10X Genomics, Inc. (a)	11,413	1,616,081
Avantor, Inc. (a)	77,400	2,178,810
Charles River Laboratories International, Inc. (a)	24,700	6,171,542
Maravai LifeSciences Holdings, Inc.	79,300	2,224,365
Sartorius Stedim Biotech	4,800	1,707,573
Sotera Health Co.	81,700	2,241,848
Thermo Fisher Scientific, Inc.	16,030	7,466,453
		23,606,672
Pharmaceuticals - 0.1%
Nektar Therapeutics (a)	126,100	2,143,700

TOTAL HEALTH CARE		126,733,642

INDUSTRIALS - 15.0%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	41,900	5,134,007
Air Freight & Logistics - 0.9%
XPO Logistics, Inc. (a)	113,288	13,503,930
Airlines - 0.3%
Allegiant Travel Co.	7,400	1,400,376
Copa Holdings SA Class A	25,400	1,961,642
Southwest Airlines Co.	36,100	1,682,621
		5,044,639
Building Products - 2.0%
Builders FirstSource, Inc. (a)	372,700	15,209,887
Jeld-Wen Holding, Inc. (a)	39,428	999,894
Trane Technologies PLC	92,772	13,466,784
		29,676,565
Commercial Services & Supplies - 1.2%
HNI Corp.	89,400	3,080,724
Knoll, Inc.	160,063	2,349,725
Stericycle, Inc. (a)	118,808	8,236,959
Tetra Tech, Inc.	29,200	3,380,776
		17,048,184
Construction & Engineering - 1.0%
Dycom Industries, Inc. (a)	116,600	8,805,632
Jacobs Engineering Group, Inc.	34,286	3,735,803
Quanta Services, Inc.	39,700	2,859,194
		15,400,629
Electrical Equipment - 5.1%
AMETEK, Inc.	104,500	12,638,230
Generac Holdings, Inc. (a)	103,500	23,536,935
Regal Beloit Corp.	60,202	7,393,408
Sensata Technologies, Inc. PLC (a)	152,600	8,048,124
Sunrun, Inc. (a)	346,907	24,068,408
		75,685,105
Machinery - 2.5%
Allison Transmission Holdings, Inc.	166,700	7,189,771
Fortive Corp.	96,100	6,805,802
IDEX Corp.	14,300	2,848,560
ITT, Inc.	266,759	20,545,778
		37,389,911
Professional Services - 1.1%
ASGN, Inc. (a)	86,699	7,241,967
Clarivate Analytics PLC (a)	128,700	3,823,677
TriNet Group, Inc. (a)	65,100	5,247,060
		16,312,704
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	200,900	8,401,638

TOTAL INDUSTRIALS		223,597,312

INFORMATION TECHNOLOGY - 17.7%
Communications Equipment - 1.0%
Digi International, Inc. (a)	280,700	5,305,230
Ericsson (B Shares)	540,100	6,424,737
Lumentum Holdings, Inc. (a)	33,500	3,175,800
		14,905,767
Electronic Equipment & Components - 3.7%
CDW Corp.	31,951	4,210,822
II-VI, Inc. (a)	96,920	7,362,043
Jabil, Inc.	73,700	3,134,461
Samsung SDI Co. Ltd.	32,380	18,682,972
TE Connectivity Ltd.	79,830	9,665,018
Trimble, Inc. (a)	78,300	5,228,091
Zebra Technologies Corp. Class A (a)	19,600	7,532,868
		55,816,275
IT Services - 5.1%
Akamai Technologies, Inc. (a)	67,737	7,111,708
Amadeus IT Holding SA Class A	55,900	4,126,385
Black Knight, Inc. (a)	122,100	10,787,535
EPAM Systems, Inc. (a)	25,800	9,245,430
Euronet Worldwide, Inc. (a)	71,991	10,432,936
Genpact Ltd.	261,843	10,829,826
GoDaddy, Inc. (a)	161,200	13,371,540
PayPal Holdings, Inc. (a)	17,300	4,051,660
WNS Holdings Ltd. sponsored ADR (a)	73,400	5,288,470
		75,245,490
Semiconductors & Semiconductor Equipment - 6.3%
Array Technologies, Inc.	69,100	2,980,974
Enphase Energy, Inc. (a)	51,500	9,036,705
Marvell Technology Group Ltd.	252,800	12,018,112
MediaTek, Inc.	185,000	4,916,747
MKS Instruments, Inc.	101,700	15,300,765
NXP Semiconductors NV	86,000	13,674,860
ON Semiconductor Corp. (a)	324,400	10,617,612
Semtech Corp. (a)	79,619	5,739,734
SolarEdge Technologies, Inc. (a)	60,300	19,242,936
		93,528,445
Software - 1.6%
Adobe, Inc. (a)	12,000	6,001,440
Digital Turbine, Inc. (a)	163,200	9,230,592
Dynatrace, Inc. (a)	111,300	4,815,951
NICE Systems Ltd. sponsored ADR (a)	11,300	3,204,002
		23,251,985

TOTAL INFORMATION TECHNOLOGY		262,747,962

MATERIALS - 6.4%
Chemicals - 3.6%
Albemarle Corp. U.S.	27,475	4,053,112
Celanese Corp. Class A	36,000	4,677,840
Element Solutions, Inc.	827,300	14,668,029
LG Chemical Ltd.	17,197	13,019,352
Olin Corp.	189,741	4,660,039
Orion Engineered Carbons SA	258,900	4,437,546
The Chemours Co. LLC	317,800	7,878,262
		53,394,180
Construction Materials - 0.3%
Martin Marietta Materials, Inc.	16,600	4,713,902
Containers & Packaging - 1.2%
Aptargroup, Inc.	31,200	4,270,968
Avery Dennison Corp.	84,000	13,029,240
		17,300,208
Metals & Mining - 1.3%
B2Gold Corp.	604,900	3,388,276
Barrick Gold Corp.	375,837	8,561,567
Pan American Silver Corp. rights (a)	120,700	99,578
Torex Gold Resources, Inc. (a)	276,400	4,145,240
Yamana Gold, Inc.	516,100	2,947,637
		19,142,298

TOTAL MATERIALS		94,550,588

REAL ESTATE - 7.0%
Equity Real Estate Investment Trusts (REITs) - 6.6%
Alexandria Real Estate Equities, Inc.	42,200	7,520,884
CyrusOne, Inc.	91,000	6,656,650
Digital Realty Trust, Inc.	50,100	6,989,451
Douglas Emmett, Inc.	145,600	4,248,608
Duke Realty Corp.	126,100	5,040,217
Healthcare Trust of America, Inc.	168,200	4,632,228
Highwoods Properties, Inc. (SBI)	254,100	10,069,983
Invitation Homes, Inc.	349,900	10,392,030
Lamar Advertising Co. Class A	63,500	5,284,470
Mid-America Apartment Communities, Inc.	23,800	3,015,222
National Retail Properties, Inc.	309,500	12,664,740
Outfront Media, Inc.	215,200	4,209,312
Safestore Holdings PLC	797,325	8,504,667
Simon Property Group, Inc.	44,300	3,777,904
Ventas, Inc.	98,000	4,805,920
		97,812,286
Real Estate Management & Development - 0.4%
CBRE Group, Inc. (a)	106,991	6,710,476

TOTAL REAL ESTATE		104,522,762

UTILITIES - 4.4%
Electric Utilities - 0.6%
Edison International	64,200	4,033,044
PG&E Corp. (a)	359,600	4,480,616
		8,513,660
Independent Power and Renewable Electricity Producers - 3.8%
Clearway Energy, Inc. Class C	559,400	17,861,642
NextEra Energy Partners LP	246,600	16,534,530
The AES Corp.	953,900	22,416,650
		56,812,822

TOTAL UTILITIES		65,326,482

TOTAL COMMON STOCKS
(Cost $933,321,953)		1,462,702,542

Money Market Funds - 2.1%
Fidelity Cash Central Fund 0.11% (c)	25,171,190	25,176,224
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	5,816,858	5,817,440
TOTAL MONEY MARKET FUNDS
(Cost $30,993,659)		30,993,664
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $964,315,612)		1,493,696,206
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(7,181,727)
NET ASSETS - 100%		$1,486,514,479

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$23,383
Fidelity Securities Lending Cash Central Fund	171,057
Total	$194,440

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

The following is a summary of the inputs used, as of December 31, 2020, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$75,219,898	$75,219,898	$--	$--
Consumer Discretionary	219,309,666	218,081,018	1,228,648	--
Consumer Staples	76,240,392	76,240,392	--	--
Energy	21,724,309	21,724,309	--	--
Financials	192,729,529	192,729,529	--	--
Health Care	126,733,642	126,733,642	--	--
Industrials	223,597,312	223,597,312	--	--
Information Technology	262,747,962	252,196,840	10,551,122	--
Materials	94,550,588	94,550,588	--	--
Real Estate	104,522,762	104,522,762	--	--
Utilities	65,326,482	65,326,482	--	--
Money Market Funds	30,993,664	30,993,664	--	--
Total Investments in Securities:	$1,493,696,206	$1,481,916,436	$11,779,770	$--

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	85.1%
Bermuda	2.8%
Korea (South)	2.2%
Canada	1.5%
British Virgin Islands	1.3%
Ireland	1.3%
Switzerland	1.1%
Netherlands	1.1%
United Kingdom	1.1%
Others (Individually Less Than 1%)	2.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		December 31, 2020
Assets
Investment in securities, at value (including securities loaned of $5,723,540) — See accompanying schedule: Unaffiliated issuers (cost $933,321,953)	$1,462,702,542
Fidelity Central Funds (cost $30,993,659)	30,993,664
Total Investment in Securities (cost $964,315,612)		$1,493,696,206
Foreign currency held at value (cost $29,679)		29,705
Receivable for investments sold		1,206,902
Receivable for fund shares sold		503,582
Dividends receivable		911,396
Distributions receivable from Fidelity Central Funds		2,332
Prepaid expenses		1,606
Other receivables		19,070
Total assets		1,496,370,799
Liabilities
Payable for investments purchased	$1,402,369
Payable for fund shares redeemed	1,382,504
Distributions payable	9
Accrued management fee	639,654
Distribution and service plan fees payable	339,284
Other affiliated payables	256,604
Other payables and accrued expenses	16,521
Collateral on securities loaned	5,819,375
Total liabilities		9,856,320
Net Assets		$1,486,514,479
Net Assets consist of:
Paid in capital		$900,887,814
Total accumulated earnings (loss)		585,626,665
Net Assets		$1,486,514,479
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($674,102,595 ÷ 29,839,067 shares)(a)		$22.59
Maximum offering price per share (100/94.25 of $22.59)		$23.97
Class M:
Net Asset Value and redemption price per share ($308,135,811 ÷ 14,046,217 shares)(a)		$21.94
Maximum offering price per share (100/96.50 of $21.94)		$22.74
Class C:
Net Asset Value and offering price per share ($93,764,720 ÷ 4,805,588 shares)(a)		$19.51
Class I:
Net Asset Value, offering price and redemption price per share ($378,710,947 ÷ 16,178,936 shares)		$23.41
Class Z:
Net Asset Value, offering price and redemption price per share ($31,800,406 ÷ 1,359,665 shares)		$23.39

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended December 31, 2020
Investment Income
Dividends		$14,004,951
Income from Fidelity Central Funds (including $171,057 from security lending)		194,440
Total income		14,199,391
Expenses
Management fee	$6,844,649
Transfer agent fees	2,545,522
Distribution and service plan fees	3,574,680
Accounting fees	411,617
Custodian fees and expenses	33,496
Independent trustees' fees and expenses	7,489
Registration fees	85,230
Audit	69,519
Legal	15,089
Interest	729
Miscellaneous	63,394
Total expenses before reductions	13,651,414
Expense reductions	(94,202)
Total expenses after reductions		13,557,212
Net investment income (loss)		642,179
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	84,957,567
Fidelity Central Funds	1,076
Foreign currency transactions	(9,076)
Total net realized gain (loss)		84,949,567
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	102,934,088
Fidelity Central Funds	(73)
Assets and liabilities in foreign currencies	579
Total change in net unrealized appreciation (depreciation)		102,934,594
Net gain (loss)		187,884,161
Net increase (decrease) in net assets resulting from operations		$188,526,340

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended December 31, 2020	Year ended December 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$642,179	$8,093,303
Net realized gain (loss)	84,949,567	(3,779,404)
Change in net unrealized appreciation (depreciation)	102,934,594	399,487,185
Net increase (decrease) in net assets resulting from operations	188,526,340	403,801,084
Distributions to shareholders	(16,862,447)	(71,630,952)
Share transactions - net increase (decrease)	(267,187,301)	(728,230,772)
Total increase (decrease) in net assets	(95,523,408)	(396,060,640)
Net Assets
Beginning of period	1,582,037,887	1,978,098,527
End of period	$1,486,514,479	$1,582,037,887

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Advisor Mid Cap II Fund Class A

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.31	$16.21	$20.94	$18.78	$17.64
Income from Investment Operations
Net investment income (loss)A	.01	.08	.04	.06	.04
Net realized and unrealized gain (loss)	3.52	3.64	(3.06)	3.69	1.99
Total from investment operations	3.53	3.72	(3.02)	3.75	2.03
Distributions from net investment income	(.03)	(.08)	(.04)	(.05)	(.04)
Distributions from net realized gain	(.22)	(.54)	(1.67)	(1.54)	(.84)
Total distributions	(.25)	(.62)	(1.71)	(1.59)	(.89)B
Net asset value, end of period	$22.59	$19.31	$16.21	$20.94	$18.78
Total ReturnC,D	18.34%	23.31%	(15.10)%	20.25%	11.59%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.05%	1.04%	1.04%	1.05%	1.07%
Expenses net of fee waivers, if any	1.05%	1.04%	1.04%	1.05%	1.06%
Expenses net of all reductions	1.04%	1.03%	1.03%	1.05%	1.06%
Net investment income (loss)	.06%	.43%	.21%	.31%	.24%
Supplemental Data
Net assets, end of period (000 omitted)	$674,103	$653,829	$552,289	$714,876	$778,567
Portfolio turnover rateG	43%	31%	49%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class M

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$18.78	$15.78	$20.43	$18.37	$17.28
Income from Investment Operations
Net investment income (loss)A	(.03)	.03	(.01)	.02	–B
Net realized and unrealized gain (loss)	3.41	3.55	(2.97)	3.59	1.94
Total from investment operations	3.38	3.58	(2.98)	3.61	1.94
Distributions from net investment income	–	(.03)	–B	(.01)	–B
Distributions from net realized gain	(.22)	(.54)	(1.67)	(1.54)	(.84)
Total distributions	(.22)	(.58)C	(1.67)	(1.55)	(.85)C
Net asset value, end of period	$21.94	$18.78	$15.78	$20.43	$18.37
Total ReturnD,E	18.05%	23.03%	(15.26)%	19.91%	11.32%
Ratios to Average Net AssetsF,G
Expenses before reductions	1.28%	1.28%	1.28%	1.29%	1.30%
Expenses net of fee waivers, if any	1.28%	1.28%	1.28%	1.29%	1.30%
Expenses net of all reductions	1.28%	1.27%	1.27%	1.28%	1.29%
Net investment income (loss)	(.17)%	.20%	(.03)%	.08%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$308,136	$311,665	$285,590	$375,688	$374,184
Portfolio turnover rateH	43%	31%	49%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions per share do not sum due to rounding.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Total returns do not include the effect of the sales charges.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class C

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$16.82	$14.23	$18.70	$17.01	$16.14
Income from Investment Operations
Net investment income (loss)A	(.12)	(.06)	(.10)	(.08)	(.08)
Net realized and unrealized gain (loss)	3.03	3.19	(2.70)	3.31	1.79
Total from investment operations	2.91	3.13	(2.80)	3.23	1.71
Distributions from net investment income	–	–	–B	–	–
Distributions from net realized gain	(.22)	(.54)	(1.67)	(1.54)	(.84)
Total distributions	(.22)	(.54)	(1.67)	(1.54)	(.84)
Net asset value, end of period	$19.51	$16.82	$14.23	$18.70	$17.01
Total ReturnC,D	17.36%	22.39%	(15.72)%	19.27%	10.73%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.86%	1.84%	1.81%	1.82%	1.83%
Expenses net of fee waivers, if any	1.86%	1.84%	1.81%	1.81%	1.83%
Expenses net of all reductions	1.85%	1.83%	1.80%	1.81%	1.83%
Net investment income (loss)	(.75)%	(.36)%	(.56)%	(.45)%	(.52)%
Supplemental Data
Net assets, end of period (000 omitted)	$93,765	$104,617	$167,310	$239,688	$233,764
Portfolio turnover rateG	43%	31%	49%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class I

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.99	$16.75	$21.57	$19.31	$18.11
Income from Investment Operations
Net investment income (loss)A	.07	.14	.11	.13	.10
Net realized and unrealized gain (loss)	3.65	3.76	(3.16)	3.79	2.04
Total from investment operations	3.72	3.90	(3.05)	3.92	2.14
Distributions from net investment income	(.08)	(.12)	(.10)	(.12)	(.09)
Distributions from net realized gain	(.22)	(.54)	(1.67)	(1.54)	(.84)
Total distributions	(.30)	(.66)	(1.77)	(1.66)	(.94)B
Net asset value, end of period	$23.41	$19.99	$16.75	$21.57	$19.31
Total ReturnC	18.68%	23.64%	(14.80)%	20.55%	11.90%
Ratios to Average Net AssetsD,E
Expenses before reductions	.76%	.75%	.76%	.76%	.77%
Expenses net of fee waivers, if any	.76%	.75%	.76%	.76%	.77%
Expenses net of all reductions	.75%	.75%	.75%	.76%	.77%
Net investment income (loss)	.35%	.72%	.50%	.60%	.54%
Supplemental Data
Net assets, end of period (000 omitted)	$378,711	$469,139	$926,420	$1,274,022	$909,724
Portfolio turnover rateF	43%	31%	49%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Advisor Mid Cap II Fund Class Z

Years ended December 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$19.97	$16.74	$21.57	$19.31	$18.11
Income from Investment Operations
Net investment income (loss)A	.09	.16	.13	.15	.12
Net realized and unrealized gain (loss)	3.66	3.77	(3.17)	3.80	2.05
Total from investment operations	3.75	3.93	(3.04)	3.95	2.17
Distributions from net investment income	(.11)	(.16)	(.13)	(.15)	(.12)
Distributions from net realized gain	(.22)	(.54)	(1.67)	(1.54)	(.84)
Total distributions	(.33)	(.70)	(1.79)B	(1.69)	(.97)B
Net asset value, end of period	$23.39	$19.97	$16.74	$21.57	$19.31
Total ReturnC	18.84%	23.84%	(14.74)%	20.71%	12.06%
Ratios to Average Net AssetsD,E
Expenses before reductions	.63%	.63%	.63%	.63%	.64%
Expenses net of fee waivers, if any	.63%	.63%	.63%	.63%	.64%
Expenses net of all reductions	.62%	.62%	.62%	.63%	.63%
Net investment income (loss)	.48%	.85%	.63%	.73%	.67%
Supplemental Data
Net assets, end of period (000 omitted)	$31,800	$42,787	$46,490	$36,707	$19,724
Portfolio turnover rateF	43%	31%	49%	37%	29%

 A Calculated based on average shares outstanding during the period.

 B Total distributions per share do not sum due to rounding.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended December 31, 2020

1. Organization.

Fidelity Advisor Mid Cap II Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class M, Class C, Class I and Class Z shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class C shares will automatically convert to Class A shares after a holding period of ten years from the initial date of purchase, with certain exceptions.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of December 31, 2020 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of December 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC) and losses deferred due to wash sales and excise tax regulations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$546,829,536
Gross unrealized depreciation	(22,700,858)
Net unrealized appreciation (depreciation)	$524,128,678
Tax Cost	$969,567,528

The tax-based components of distributable earnings as of period end were as follows:

Undistributed long-term capital gain	$62,666,516
Net unrealized appreciation (depreciation) on securities and other investments	$524,130,784

The tax character of distributions paid was as follows:

	December 31, 2020	December 31, 2019
Ordinary Income	$2,374,657	$ 6,240,541
Long-term Capital Gains	14,487,790	65,390,411
Total	$16,862,447	$ 71,630,952

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Advisor Mid Cap II Fund	559,085,289	856,322,860

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .23% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .53% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$1,408,215	$18,489
Class M	.25%	.25%	1,315,378	7,517
Class C	.75%	.25%	851,087	49,580
			$3,574,680	$75,586

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class M shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class M and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class M shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$85,326
Class M	9,665
Class C(a)	5,199
$100,190

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Effective February 1, 2020, the Board approved to change the fee for Class Z from .046% to .044%.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets
Class A	$1,187,328.21
Class M	518,015.20
Class C	230,904.27
Class I	595,936.17
Class Z	13,339.04
	$2,545,522

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity Advisor Mid Cap II Fund	.03

Brokerage Commissions. A portion of portfolio transactions were placed with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$24,582

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Advisor Mid Cap II Fund	Borrower	$7,878,333.55%		$729

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note, and amounted to $47,221,013 and $44,533,850, respectively.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

Amount
Fidelity Advisor Mid Cap II Fund	$3,162

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Income Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Advisor Mid Cap II Fund	$17,027	$1,238	$–

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $87,929 for the period.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of fund-level operating expenses in the amount of $6,271.

In addition, during the period the investment adviser or an affiliate reimbursed the Fund $2 for an operational error which is included in the accompanying Statement of Operations.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended December 31, 2020	Year ended December 31, 2019
Distributions to shareholders
Class A	$7,386,644	$20,929,015
Class M	3,085,981	10,310,135
Class C	1,064,645	6,261,231
Class I	4,882,816	32,268,508
Class Z	442,361	1,862,063
Total	$16,862,447	$71,630,952

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2020	Year ended December 31, 2019
Class A
Shares sold	3,246,073	6,018,817	$58,635,307	$108,834,695
Reinvestment of distributions	331,999	1,156,941	7,217,670	20,483,617
Shares redeemed	(7,594,487)	(7,387,355)	(133,487,543)	(134,150,106)
Net increase (decrease)	(4,016,415)	(211,597)	$(67,634,566)	$(4,831,794)
Class M
Shares sold	1,805,205	1,868,269	$31,104,838	$32,889,030
Reinvestment of distributions	144,759	595,717	3,055,869	10,198,826
Shares redeemed	(4,502,383)	(3,965,767)	(75,981,029)	(69,732,429)
Net increase (decrease)	(2,552,419)	(1,501,781)	$(41,820,322)	$(26,644,573)
Class C
Shares sold	544,724	451,443	$7,674,253	$7,102,322
Reinvestment of distributions	56,341	402,597	1,058,289	6,167,787
Shares redeemed	(2,015,832)	(6,387,329)	(30,783,092)	(100,614,038)
Net increase (decrease)	(1,414,767)	(5,533,289)	$(22,050,550)	$(87,343,929)
Class I
Shares sold	2,691,832	3,722,004	$48,772,286	$69,038,233
Reinvestment of distributions	203,799	1,700,482	4,589,548	31,038,627
Shares redeemed	(10,186,982)	(37,273,662)	(174,999,102)	(697,485,220)
Net increase (decrease)	(7,291,351)	(31,851,176)	$(121,637,268)	$(597,408,360)
Class Z
Shares sold	489,604	753,589	$9,094,296	$14,082,615
Reinvestment of distributions	16,895	91,169	380,142	1,675,840
Shares redeemed	(1,289,080)	(1,479,392)	(23,519,033)	(27,760,571)
Net increase (decrease)	(782,581)	(634,634)	$(14,044,595)	$(12,002,116)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Advisor Mid Cap II Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity Advisor Mid Cap II Fund (the "Fund"), a fund of Fidelity Advisor Series I, including the schedule of investments, as of December 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

February 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 305 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Robert A. Lawrence is an interested person and currently serves as Acting Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. David M. Thomas serves as Lead Independent Trustee and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's high income and certain equity funds, and other Boards oversee Fidelity's investment-grade bond, money market, asset allocation, and other equity funds. The asset allocation funds may invest in Fidelity® funds overseen by the fund's Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations, Audit, and Compliance Committees.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Bettina Doulton (1964)

Year of Election or Appointment: 2020

Trustee

Ms. Doulton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Doulton served in a variety of positions at Fidelity Investments, including as a managing director of research (2006-2007), portfolio manager to certain Fidelity® funds (1993-2005), equity analyst and portfolio assistant (1990-1993), and research assistant (1987-1990). Ms. Doulton currently owns and operates Phi Builders + Architects and Cellardoor Winery. Previously, Ms. Doulton served as a member of the Board of Brown Capital Management, LLC (2013-2018).

Robert A. Lawrence (1952)

Year of Election or Appointment: 2020

Trustee

Acting Chairman of the Board of Trustees

Mr. Lawrence also serves as Trustee of other funds. Previously, Mr. Lawrence served as a Member of the Advisory Board of certain funds. Prior to his retirement in 2008, Mr. Lawrence served as Vice President of certain Fidelity® funds (2006-2008), Senior Vice President, Head of High Income Division of Fidelity Management & Research Company (investment adviser firm, 2006-2008), and President of Fidelity Strategic Investments (investment adviser firm, 2002-2005).

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Dennis J. Dirks (1948)

Year of Election or Appointment: 2005

Trustee

Mr. Dirks also serves as Trustee of other Fidelity® funds. Prior to his retirement in May 2003, Mr. Dirks served as Chief Operating Officer and as a member of the Board of The Depository Trust & Clearing Corporation (financial markets infrastructure), President, Chief Operating Officer and a member of the Board of The Depository Trust Company (DTC), President and a member of the Board of the National Securities Clearing Corporation (NSCC), Chief Executive Officer and a member of the Board of the Government Securities Clearing Corporation and Chief Executive Officer and a member of the Board of the Mortgage-Backed Securities Clearing Corporation. Mr. Dirks currently serves as a member of the Finance Committee (2016-present) and Board (2017-present) and is Treasurer (2018-present) of the Asolo Repertory Theatre.

Donald F. Donahue (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Donahue also serves as Trustee of other Fidelity® funds. Mr. Donahue serves as President and Chief Executive Officer of Miranda Partners, LLC (risk consulting for the financial services industry, 2012-present). Previously, Mr. Donahue served as Chief Executive Officer (2006-2012), Chief Operating Officer (2003-2006) and Managing Director, Customer Marketing and Development (1999-2003) of The Depository Trust & Clearing Corporation (financial markets infrastructure). Mr. Donahue currently serves as a member (2007-present) and Co-Chairman (2016-present) of the Board of United Way of New York, a member of the Board of NYC Leadership Academy (2012-present) and a member of the Board of Advisors of Ripple Labs, Inc. (financial services, 2015-present). Mr. Donahue previously served as a member of the Advisory Board of certain Fidelity® funds (2015-2018).

Vicki L. Fuller (1957)

Year of Election or Appointment: 2020

Trustee

Ms. Fuller also serves as Trustee of other Fidelity® funds. Previously, Ms. Fuller served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chief Investment Officer of the New York State Common Retirement Fund (2012-2018) and held a variety of positions at AllianceBernstein L.P. (global asset management, 1985-2012), including Managing Director (2006-2012) and Senior Vice President and Senior Portfolio Manager (2001-2006). Ms. Fuller currently serves as a member of the Board, Audit Committee and Nominating and Governance Committee of The Williams Companies, Inc. (natural gas infrastructure, 2018-present), as a member of the Board, Audit Committee and Nominating and Governance Committee of two Blackstone business development companies (2020-present) and as a member of the Board of Treliant, LLC (consulting, 2019-present).

Patricia L. Kampling (1959)

Year of Election or Appointment: 2020

Trustee

Ms. Kampling also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Kampling served as Chairman of the Board and Chief Executive Officer (2012-2019), President and Chief Operating Officer (2011-2012) and Executive Vice President and Chief Financial Officer (2010-2011) of Alliant Energy Corporation. Ms. Kampling currently serves as a member of the Board, Compensation Committee and Executive Committee and as Chair of the Audit Committee of Briggs & Stratton Corporation (manufacturing, 2011-present) and as a member of the Board, Audit, Finance and Risk Committee and Safety, Environmental, Technology and Operations Committee of American Water Works Company, Inc. (utilities company, 2019-present). In addition, Ms. Kampling currently serves as a member of the Board of the Nature Conservancy, Wisconsin Chapter (2019-present). Previously, Ms. Kampling served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board of Interstate Power and Light Company (2012-2019) and Wisconsin Power and Light Company (2012-2019) (each a subsidiary of Alliant Energy Corporation) and as a member of the Board and Workforce Development Committee of the Business Roundtable (2018-2019).

Thomas A. Kennedy (1955)

Year of Election or Appointment: 2021

Trustee

Mr. Kennedy also serves as Trustee of other Fidelity® funds. Previously, Mr. Kennedy served as a Member of the Advisory Board of certain Fidelity® funds (2020) and held a variety of positions at Raytheon Company (aerospace and defense, 1983-2020), including Chairman and Chief Executive Officer (2014-2020) and Executive Vice President and Chief Operating Officer (2013-2014). Mr. Kennedy currently serves as Executive Chairman of the Board of Directors of Raytheon Technologies Corporation (aerospace and defense, 2020-present). He is also a member of the Rutgers School of Engineering Industry Advisory Board (2011-present) and a member of the UCLA Engineering Dean’s Executive Board (2016-present).

Garnett A. Smith (1947)

Year of Election or Appointment: 2018

Trustee

Mr. Smith also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Smith served as Chairman and Chief Executive Officer (1990-1997) and President (1986-1990) of Inbrand Corp. (manufacturer of personal absorbent products). Prior to his employment with Inbrand Corp., he was employed by a retail fabric chain and North Carolina National Bank (now Bank of America). Mr. Smith previously served as a member of the Advisory Board of certain Fidelity® funds (2012-2013).

David M. Thomas (1949)

Year of Election or Appointment: 2008

Trustee

Lead Independent Trustee

Mr. Thomas also serves as Trustee of other Fidelity® funds. Previously, Mr. Thomas served as Executive Chairman (2005-2006) and Chairman and Chief Executive Officer (2000-2005) of IMS Health, Inc. (pharmaceutical and healthcare information solutions). Mr. Thomas currently serves as Non-Executive Chairman of the Board of Fortune Brands Home and Security (home and security products, 2011-present), and a member of the Board (2004-present) and Presiding Director (2013-present) of Interpublic Group of Companies, Inc. (marketing communication).

Susan Tomasky (1953)

Year of Election or Appointment: 2020

Trustee

Ms. Tomasky also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Tomasky served in various executive officer positions at American Electric Power Company, Inc. (1998-2011), including most recently as President of AEP Transmission (2007-2011). Ms. Tomasky currently serves as a member of the Board and Sustainability Committee and as Chair of the Audit Committee of Marathon Petroleum Corporation (2018-present) and as a member of the Board, Corporate Governance Committee and Organization and Compensation Committee and as Chair of the Audit Committee of Public Service Enterprise Group, Inc. (utilities company, 2012-present). In addition, Ms. Tomasky currently serves as a member of the Board of the Columbus Regional Airport Authority (2007-present), as a member of the Board of the Royal Shakespeare Company – America (2009-present), as a member of the Board of the Columbus Association for the Performing Arts (2011-present) and as a member of the Board of Kenyon College (2016-present). Previously, Ms. Tomasky served as a Member of the Advisory Board of certain Fidelity® funds (2020), a member of the Board (2011-2019) and as Lead Independent Director (2015-2018) of Andeavor Corporation (previously Tesoro Corporation) (independent oil refiner and marketer) and as a member of the Board of Summit Midstream Partners LP (energy, 2012-2018).

Michael E. Wiley (1950)

Year of Election or Appointment: 2018

Trustee

Mr. Wiley also serves as Trustee of other Fidelity® funds. Previously, Mr. Wiley served as a member of the Advisory Board of certain Fidelity® funds (2018-2020), Chairman, President and CEO of Baker Hughes, Inc. (oilfield services, 2000-2004). Mr. Wiley also previously served as a member of the Board of Andeavor Corporation (independent oil refiner and marketer, 2005-2018), a member of the Board of Andeavor Logistics LP (natural resources logistics, 2015-2018) and a member of the Board of High Point Resources (exploration and production, 2005-2020).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for a Member of the Advisory Board (if any) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.  Correspondence intended for an officer or Peter S. Lynch may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Ned C. Lautenbach (1944)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Lautenbach also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lautenbach currently serves as Chair of the Board of Governors, State University System of Florida (2013-present) and is a member of the Council on Foreign Relations (1994-present). He is also a member and has in the past served as Chairman of the Board of Directors of Artis-Naples (2012-present). Previously, Mr. Lautenbach served as a Trustee of certain Fidelity® funds (2000-2020) and a member and then Lead Director of the Board of Directors of Eaton Corporation (diversified industrial, 1997-2016). He was also a Partner at Clayton, Dubilier & Rice, LLC (private equity investment, 1998-2010); as well as Director of Sony Corporation (2006-2007). In addition, Mr. Lautenbach had a 30-year career with IBM (technology company), during which time he served as Senior Vice President and as a member of the Corporate Executive Committee (1968-1998).

Peter S. Lynch (1944)

Year of Election or Appointment: 2003

Member of the Advisory Board

Mr. Lynch also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Lynch is Vice Chairman and a Director of Fidelity Management & Research Company LLC (investment adviser firm). In addition, Mr. Lynch serves as a Trustee of Boston College and as the Chairman of the Inner-City Scholarship Fund. Previously, Mr. Lynch served as Vice Chairman and a Director of FMR Co., Inc. (investment adviser firm) and on the Special Olympics International Board of Directors (1997-2006).

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2019

Assistant Secretary

Mr. Coffey also serves as Assistant Secretary of other funds. He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Secretary and CLO of certain funds (2018-2019); CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-2019); CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-2019); and Assistant Secretary of certain funds (2009-2018).

Timothy M. Cohen (1969)

Year of Election or Appointment: 2018

Vice President

Mr. Cohen also serves as Vice President of other funds. Mr. Cohen serves as Co-Head of Equity (2018-present), a Director of Fidelity Management & Research (Japan) Limited (investment adviser firm, 2016-present), and is an employee of Fidelity Investments. Previously, Mr. Cohen served as Executive Vice President of Fidelity SelectCo, LLC (2019), Head of Global Equity Research (2016-2018), Chief Investment Officer - Equity and a Director of Fidelity Management & Research (U.K.) Inc. (investment adviser firm, 2013-2015) and as a Director of Fidelity Management & Research (Hong Kong) Limited (investment adviser firm, 2017).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

Assistant Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2020

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Pamela R. Holding (1964)

Year of Election or Appointment: 2018

Vice President

Ms. Holding also serves as Vice President of other funds. Ms. Holding serves as Co-Head of Equity (2018-present) and is an employee of Fidelity Investments (2013-present). Previously, Ms. Holding served as Executive Vice President of Fidelity SelectCo, LLC (2019) and as Chief Investment Officer of Fidelity Institutional Asset Management (2013-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2020

Deputy Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Pogorelec also serves as Chief Compliance Officer of other funds. Mr. Pogorelec is a senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2006-present). Previously, Mr. Pogorelec served as Vice President, Associate General Counsel for Fidelity Investments (2010-2020) and Assistant Secretary of certain Fidelity funds (2015-2020).

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2016

President and Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2020 to December 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value July 1, 2020	Ending Account Value December 31, 2020	Expenses Paid During Period-B July 1, 2020 to December 31, 2020
Fidelity Advisor Mid Cap II Fund
Class A	1.04%
Actual		$1,000.00	$1,349.00	$6.14
Hypothetical-C		$1,000.00	$1,019.91	$5.28
Class M	1.27%
Actual		$1,000.00	$1,347.70	$7.49
Hypothetical-C		$1,000.00	$1,018.75	$6.44
Class C	1.85%
Actual		$1,000.00	$1,342.80	$10.89
Hypothetical-C		$1,000.00	$1,015.84	$9.37
Class I	.75%
Actual		$1,000.00	$1,351.10	$4.43
Hypothetical-C		$1,000.00	$1,021.37	$3.81
Class Z	.62%
Actual		$1,000.00	$1,351.50	$3.66
Hypothetical-C		$1,000.00	$1,022.02	$3.15

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/ 366 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity Advisor Mid Cap II Fund to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

	Pay Date	Record Date	Capital Gains
Fidelity Advisor Mid Cap II Fund
Class A	02/16/21	02/12/21	$0.960
Class M	02/16/21	02/12/21	$0.960
Class C	02/16/21	02/12/21	$0.960
Class I	02/16/21	02/12/21	$0.960
Class Z	02/16/21	02/12/21	$0.960

The fund hereby designates as a capital gain dividend with respect to the taxable year ended December 31, 2020, $78,900,604 or, if subsequently determined to be different, the net capital gain of such year.

Class A, Class I, and Class Z designate 100% of the dividends distributed during the fiscal year as qualifying for the dividends–received deduction for corporate shareholders.

Class A, Class I, and Class Z designate 100% of each dividend distributed during the fiscal year as amounts which may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Proxy Voting Results

A special meeting of shareholders was held on June 9, 2020. The results of votes taken among shareholders on the proposals before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

PROPOSAL 1

To elect a Board of Trustees.

	# of Votes	% of Votes
Dennis J. Dirks
Affirmative	23,145,273,181.030	97.178
Withheld	672,052,762.535	2.822
TOTAL	23,817,325,943.566	100.000
Donald F. Donahue
Affirmative	22,942,467,884.564	96.327
Withheld	874,858,059.002	3.673
TOTAL	23,817,325,943.566	100.000
Bettina Doulton
Affirmative	23,156,537,524.453	97.226
Withheld	660,788,419.112	2.774
TOTAL	23,817,325,943.566	100.000
Vicki L. Fuller
Affirmative	23,220,055,835.126	97.492
Withheld	597,270,108.440	2.508
TOTAL	23,817,325,943.566	100.000
Patricia L. Kampling
Affirmative	23,092,064,637.578	96.955
Withheld	725,261,305.988	3.045
TOTAL	23,817,325,943.566	100.000
Alan J. Lacy
Affirmative	22,821,234,479.156	95.818
Withheld	996,091,464.410	4.182
TOTAL	23,817,325,943.566	100.000
Ned C. Lautenbach
Affirmative	22,495,260,210.796	94.449
Withheld	1,322,065,732.770	5.551
TOTAL	23,817,325,943.566	100.000
Robert A. Lawrence
Affirmative	23,084,247,692.778	96.922
Withheld	733,078,250.787	3.078
TOTAL	23,817,325,943.566	100.000
Joseph Mauriello
Affirmative	22,868,255,852.105	96.015
Withheld	949,070,091.461	3.985
TOTAL	23,817,325,943.566	100.000
Cornelia M. Small
Affirmative	23,048,299,612.538	96.771
Withheld	769,026,331.028	3.229
TOTAL	23,817,325,943.566	100.000
Garnett A. Smith
Affirmative	23,059,252,757.826	96.817
Withheld	758,073,185.740	3.183
TOTAL	23,817,325,943.566	100.000
David M. Thomas
Affirmative	23,069,618,526.323	96.861
Withheld	747,707,417.242	3.139
TOTAL	23,817,325,943.566	100.000
Susan Tomasky
Affirmative	23,129,152,380.992	97.111
Withheld	688,173,562.573	2.889
TOTAL	23,817,325,943.566	100.000
Michael E. Wiley
Affirmative	22,863,276,570.233	95.994
Withheld	954,049,373.333	4.006
TOTAL	23,817,325,943.566	100.000

PROPOSAL 2

To convert a fundamental investment policy to a non-fundamental investment policy.

	# of Votes	% of Votes
Affirmative	284,894,131.993	34.602
Against	51,892,788.945	6.303
Abstain	41,735,454.059	5.069
Broker Non-Vote	444,831,674.710	54.027
TOTAL	823,354,049.707	100.000
Proposal 1 reflects trust wide proposal and voting results.
Proposal 2 was not approved by shareholders.

AMP-ANN-0221
1.801442.116

Item 2.

Code of Ethics

As of the end of the period, December 31, 2020, Fidelity Advisor Series I (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Donald F. Donahue is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Mr. Donahue is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Advisor Mid Cap II Fund (the “Fund”):

Services Billed by Deloitte Entities

December 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$38,800	$-	$7,400	$1,000

December 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Advisor Mid Cap II Fund	$42,000	$100	$5,400	$1,000

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	December 31, 2020A	December 31, 2019A
Audit-Related Fees	$-	$290,000
Tax Fees	$-	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	December 31, 2020A	December 31, 2019A
Deloitte Entities	$510,000	$580,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	February 18, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	February 18, 2021